Other assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	December 31, 2015	December 31, 2014
Prepaid lease payments (note 7)	$1,834	$1,953
Intangible assets (note 11(b))	3,174	4,385
Deferred financing costs (note 11(c))	930	2,205
Deferred lease inducement asset (note 11(d))	1,070	1,212
	$7,008	$9,755

b) Intangible assets

	December 31, 2015	December 31, 2014
Cost	$17,881	$17,102
Accumulated amortization	14,707	12,717
Net book value	$3,174	$4,385
During the year ended December 31, 2015, the Company capitalized $779 (2014 – $990; 2013 - $2,826) of internally developed computer software costs. During the year ended December 31, 2015, no internal-use software was disposed of (2014 - internal-use software with cost and accumulated amortization of $6,601 was disposed of at zero net book value; 2013 - $nil).
Amortization of intangible assets for the year ended December 31, 2015 was $1,990 (2014 – $3,648; 2013 - $3,276). The estimated amortization expense for future years is as follows:

For the year ending December 31,
2016	$1,497
2017	977
2018	576
2019	124
$3,174

c) Deferred financing costs

December 31, 2015	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$686	$96	$590
Series 1 Debentures	8,644	8,304	340
	$9,330	$8,400	$930

December 31, 2014	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$957	$426	$531
Series 1 Debentures	8,644	6,970	1,674
	$9,601	$7,396	$2,205

During the year ended December 31, 2015, financing fees of $686 were incurred in connection with the modification of the Credit Facility (2014 – $87) (note 13(b)). These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the Credit Facility. Upon entering into the Sixth Amended and Restated Credit Agreement (note 13(b)), deferred financing costs related to the Fifth Amended and Restated Credit Agreement of $360 were expensed and included in amortization of deferred financing costs (note 20).
Amortization of deferred financing costs included in interest expense for the year ended December 31, 2015 was $1,961 (2014 – $1,594; 2013 - $4,326) (note 20). Upon the partial redemption of the Series 1 Debentures occurring during the year ended December 31, 2015 (note 13(c)), a portion of the unamortized deferred financing costs related to the redeemed Series 1 Debentures of $819 (2014 - $534; 2013 - $2,737) were expensed and included in amortization of deferred financing costs (note 20).
d) Deferred lease inducements asset
Lease inducements applicable to lease contracts are deferred and amortized as an increase in general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2015	December 31, 2014
Balance, beginning of year	$1,212	$—
Additions	—	1,307
Amortization of deferred lease inducements	(142)	(95)
Balance, end of year	$1,070	$1,212